UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 96.9%
Chemicals — 1.2%
75,625	Celanese Corp., Ser. A	$ 2,883,581
897,972	Mosaic Co. (The)	52,181,153

		55,064,734

Construction Materials — 2.2%
115,474	Holcim Ltd. (Switzerland)	6,795,445
18,173,277	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	41,091,917
30,003,079	PT Semen Gresik (Persero) Tbk (Indonesia)	40,865,092
170,870	Vulcan Materials Co.	6,619,504

		95,371,958

Energy Equipment & Services — 22.8%
111,992	Baker Hughes, Inc.	5,187,469
2,495,256	Cameron International Corp.*	125,436,519
331,222	Core Laboratories NV	36,951,126
1,119,905	Dresser-Rand Group, Inc.*	52,086,782
1,230,215	Dril-Quip, Inc.*	90,187,062
1,283,176	Ensco PLC (Class A Stock)	69,714,952
1,338,617	FMC Technologies, Inc.*(a)	60,398,399
3,174,070	Halliburton Co.	105,156,939
954,147	Helmerich & Payne, Inc.(a)	44,367,836
2,675,363	Key Energy Services, Inc.*	21,429,658
617,210	Lufkin Industries, Inc.	28,422,521
391,474	Nabors Industries Ltd.*	5,418,000
1,952,830	National Oilwell Varco, Inc.	141,189,609
159,654	Noble Corp.(a)	5,907,198
2,336,761	Rowan Cos. PLC (Class A Stock)*	82,090,414
125,032	Saipem SpA (Italy)	5,746,304
1,616,682	Schlumberger Ltd.	115,204,759
225,194	Superior Energy Services, Inc.*	4,879,954
51,535	Technip SA (France)	5,409,895
150,782	Tenaris SA (Luxembourg), ADR(a)	5,771,935
407,938	Weatherford International Ltd.*	4,915,653

		1,015,872,984

Food Products — 0.4%
1,474,869	Adecoagro SA*	14,969,920

Metals & Mining — 22.2%
1,329,441	African Rainbow Minerals Ltd. (South Africa)	25,012,546
124,327	Agnico-Eagle Mines Ltd.	5,449,252
3,911,368	Alacer Gold Corp.*	23,206,501
2,392,241	Alamos Gold, Inc. (Canada)	37,499,156
553,465	Alcoa, Inc.	4,687,849
24,967	Allegheny Technologies, Inc.	749,759
8,454,598	Archipelago Resources PLC (United Kingdom)*	6,760,285
666,158	AXMIN, Inc. (Canada)*	219,207
158,963	Barrick Gold Corp.	5,226,703
1,062,610	BHP Billiton Ltd. (Australia), ADR(a)	70,493,547
1,438,063	Cia de Minas Buenaventura SA (Peru), ADR	52,374,254
1,366,302	Cliffs Natural Resources, Inc.(a)	55,868,089
956,179	Detour Gold Corp. (Canada)*(a)	21,204,987
6,278,425	Eldorado Gold Corp. (Canada)	67,927,318
4,664,951	First Quantum Minerals Ltd. (Canada)	84,707,342
600,000	First Uranium Corp. (South Africa), 144A*	137,608
2,125,134	Freeport-McMoRan Copper & Gold, Inc.	71,553,262
2,805,594	Gabriel Resources Ltd. (Canada)*(a)	4,923,813
1,965,650	Gold Fields Ltd. (South Africa), ADR	25,356,885
1,068,152	Gold Reserve, Inc.*(a)	3,567,628
216,800	Gold Reserve, Inc. (XTSE)*	726,378
138,806	Goldcorp, Inc.	5,002,568
851,684	Highland Gold Mining Ltd. (Jersey Islands)	1,532,516
371,646	IAMGOLD Corp. (Canada)	4,150,606
359,139	Iluka Resources Ltd. (Australia)	3,546,783
3,954,156	Kinross Gold Corp.	32,859,036
1,458,037	Newcrest Mining Ltd. (Australia)	35,656,555
91,903	Newmont Mining Corp.	4,086,926
1,850,769	Northern Dynasty Minerals Ltd.*(a)	4,386,323
103,599	Nucor Corp.(a)	4,061,081
1,333,966	Pan American Silver Corp.	19,929,452
482,726	Pilot Gold, Inc. (Canada)*	462,100
5,674,802	Platinum Group Metals Ltd.*(a)	4,908,704
523,100	Platmin Ltd. (South Africa), Private Placement, 144A (original cost $4,469,143; purchased 11/27/07)*(b)(c)	38,804
992,875	Randgold Resources Ltd. (Jersey Islands), ADR	88,842,455
838,473	Reliance Steel & Aluminum Co.	43,164,590
11,120	Rio Tinto PLC (United Kingdom)	512,094
1,257,701	Rio Tinto PLC (United Kingdom), ADR(a)	58,118,363
1,683,549	SEMAFO, Inc. (Canada)(b)	5,304,896
2,022,972	SEMAFO, Inc. (Canada), 144A(b)	6,374,424
1,482,515	Silver Wheaton Corp.	40,828,463
776,550	Southern Copper Corp.	25,067,034
515,533	Tahoe Resources, Inc.*(b)	7,793,270
506,600	Tahoe Resources, Inc., 144A*(b)	7,658,230
43,609	Teck Resources Ltd. (Canada) (Class B Stock)	1,223,235
235,735	United States Steel Corp.(a)	4,867,928
84,069	Walter Energy, Inc.	2,883,567
361,098	Xstrata PLC (Switzerland)	4,771,813
362,988	Yamana Gold, Inc.	5,375,852

		991,060,037

Oil, Gas & Consumable Fuels — 48.1%
1,691,048	Africa Oil Corp. (Canada)*	12,798,578
1,414,653	Anadarko Petroleum Corp.	98,233,504
793,364	Apache Corp.	68,324,508
4,932,465	Bankers Petroleum Ltd. (Canada)*(a)	11,951,827
1,029,358	Berry Petroleum Co. (Class A Stock)	39,136,191
2,912,603	BG Group PLC (United Kingdom)	57,335,089
137,598	Cabot Oil & Gas Corp.	5,805,260
204,631	Cameco Corp. (Canada)	4,285,039
253,264	Canadian Oil Sands Ltd. (Canada)	5,096,343
1,674,764	Carrizo Oil & Gas, Inc.*(a)	42,220,801
2,080,266	Cheniere Energy, Inc.*	28,354,026
982,876	Cimarex Energy Co.(a)	55,719,240
3,205,828	Cobalt International Energy, Inc.*	80,466,283
1,299,725	Concho Resources, Inc.*	110,801,556
1,749,028	Consol Energy, Inc.(a)	50,686,831
81,315	Continental Resources, Inc.*(a)	5,203,347
4,601,619	Denbury Resources, Inc.*	69,576,479
103,092	Devon Energy Corp.	6,094,799
1,108,600	Energy XXI (Bermuda) Ltd.*	34,566,148
868,337	EOG Resources, Inc.	85,105,709
98,551	EQT Corp.	5,558,276
20,910,417	Far East Energy Corp.*	4,433,008
935,716	FX Energy, Inc.*	6,297,369
124,899	Hess Corp.	5,890,237
3,004,743	HollyFrontier Corp.	112,347,341
5,909,534	Kodiak Oil & Gas Corp.*(a)	49,344,609
1,806,805	Kosmos Energy Ltd.*	17,236,920
1,120,941	Laredo Petroleum Holdings, Inc.*(a)	25,759,224
1,254,662	Marathon Petroleum Corp.	59,345,513
752,400	MEG Energy Corp. (Canada), 144A*(b)	30,610,680
109,617	Murphy Oil Corp.	5,882,048
188,165	Newfield Exploration Co.*	5,744,678
331,302	Niko Resources Ltd. (Canada)	5,685,504
1,433,673	Noble Energy, Inc.	125,346,030
1,078,108	Occidental Petroleum Corp.	93,827,739
8,675,191	OGX Petroleo e Gas Participacoes SA (Brazil)*	24,173,014
3,567,701	Oil Search Ltd. (Australia)	26,036,235
1,591,829	Pacific Rubiales Energy Corp. (Colombia)	36,015,955
74,546	Peabody Energy Corp.	1,556,521
58,846	Pioneer Natural Resources Co.	5,215,521
140,916	Plains Exploration & Production Co.*	5,631,003
153,911,753	PT Adaro Energy Tbk (Indonesia)	23,589,558
699,808	QGEP Participacoes SA (Brazil)	2,981,321
1,816,900	QGEP Participacoes SA (Brazil), 144A(b)	7,740,356
3,869,098	Quicksilver Resources, Inc.*(a)	17,488,323
725,301	Range Resources Corp.	45,403,843
1,246,686	Rosetta Resources, Inc.*	52,011,740

820,577	Royal Dutch Shell PLC (Netherlands), ADR	55,963,351
955,299	Sanchez Energy Corp.*(a)	15,896,175
2,148,497	Southwestern Energy Co.*(a)	71,437,525
2,196,453	Suncor Energy, Inc.	67,079,675
4,753,003	Talisman Energy, Inc.	58,794,647
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 06/30/10)*(b)(c)	53,639,513
1,387,755	Tullow Oil PLC (United Kingdom)	27,932,269
259,691	Ultra Petroleum Corp.*(a)	6,170,258
1,472,252	Whiting Petroleum Corp.*	59,478,981
1,551,554	Williams Cos., Inc. (The)	49,323,902
147,115	Woodside Petroleum Ltd. (Australia)	5,188,382
9,569,891	Zodiac Exploration, Inc. (Canada)*(b)	333,995
19,575,000	Zodiac Exploration, Inc., Reg. D (Canada)*(b)	683,178

		2,144,835,975

	TOTAL COMMON STOCKS (cost $3,768,676,892)	4,317,175,608

CONVERTIBLE PREFERRED STOCK — 0.3%
Metals & Mining
18,340	Manabi Holdings SA, Private Placement, 144A (original cost $18,340,000; purchased 05/25/11)*(b)(c)	15,760,386

Units
RIGHT(d)
Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	—

WARRANT(d)
Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)*(b)(c)	—

	TOTAL LONG-TERM INVESTMENTS (cost $3,787,016,892)	4,332,935,994

Shares
SHORT-TERM INVESTMENT — 9.7%
Affiliated Money Market Mutual Fund
433,571,691	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $433,571,691; includes $314,787,342 of cash collateral received for securities on loan)(e)(f)	433,571,691

TOTAL INVESTMENTS — 106.9% (cost $4,220,588,583)(g)	4,766,507,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9%)	(309,196,387)

NET ASSETS — 100.0%	$4,457,311,298

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

XTSE—Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $300,623,308; cash collateral of $314,787,342 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $67,950,672. The aggregate value of $69,438,703 is approximately 1.6% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2012.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,390,185,300	$810,745,212	$(434,422,827)	$376,322,385

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark-to-market on open investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$70,493,547	$70,427,955	$—
Brazil	34,894,691	—	—
Canada	305,442,228	—	—
Colombia	36,015,955	—	—
France	—	5,409,895	—
Indonesia	—	105,546,567	—
Italy	—	5,746,304	—
Jersey Islands	88,842,455	1,532,516	—
Luxembourg	5,771,935	—	—
Netherlands	55,963,351	—	—
Peru	52,374,254	—	—
South Africa	25,494,493	25,012,546	38,804
Switzerland	—	11,567,258	—
United Kingdom	64,878,648	85,779,452	—
United States	3,212,303,241	—	53,639,513
Convertible Preferred Stock
United States	—	—	15,760,386
Right
United States	—	—	—
Warrant
Canada	—	—	—
Affiliated Money Market Mutual Fund	433,571,691	—	—

Total	$4,386,046,489	$311,022,493	$69,438,703

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stock
Balance as of 10/31/11	$58,305,790	$16,527,534
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(4,774,419)	(767,148)
Purchases	—	—
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	146,946	—
Transfers out of Level 3	—	—

Balance as of 07/31/12	$53,678,317	$15,760,386

*	Of which, ($5,541,567) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one common stock security transferred from Level 1 into Level 3 as a result of applying unobservable input in valuation method.

Included in the table above, under Level 3 securities, are common and convertible preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, convertible preferred stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.